RISK MANAGEMENT - Credit Quality Analysis of the Group (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Financial Instruments
RISK MANAGEMENT
Maximum exposure	$ 30,404,102	$ 30,685,486
Collateral (held) pledged	(1,214,779)	(2,530,079)
Net exposure	$ 29,189,323	28,155,407
Debt instruments
RISK MANAGEMENT
Percentage of financial instruments not in default	100.00%
Maximum exposure	$ 28,833,828	29,003,922
Collateral (held) pledged	(1,214,692)	(2,529,943)
Net exposure	27,619,136	26,473,979
Debt instruments | Low Risk
RISK MANAGEMENT
Maximum exposure	24,183,394	25,567,960
Debt instruments | Medium Risk
RISK MANAGEMENT
Maximum exposure	2,730,400	2,092,898
Debt instruments | High Risk
RISK MANAGEMENT
Maximum exposure	1,920,034	1,343,064
Equity securities
RISK MANAGEMENT
Maximum exposure	480,153	588,207
Net exposure	480,153	588,207
Equity securities | Low Risk
RISK MANAGEMENT
Maximum exposure	256,916	274,916
Equity securities | Medium Risk
RISK MANAGEMENT
Maximum exposure	33,627	1,590
Equity securities | High Risk
RISK MANAGEMENT
Maximum exposure	12,526	5,767
Equity securities | Without Rating
RISK MANAGEMENT
Maximum exposure	$ 177,084	305,934
Derivatives
RISK MANAGEMENT
Percentage of financial instruments not in default	99.95%
Maximum exposure	$ 1,090,121	1,093,357
Collateral (held) pledged	(87)	(136)
Net exposure	1,090,034	1,093,221
Derivatives | Low Risk
RISK MANAGEMENT
Maximum exposure	1,047,939	1,078,261
Derivatives | Medium Risk
RISK MANAGEMENT
Maximum exposure	38,521	3,380
Derivatives | High Risk
RISK MANAGEMENT
Maximum exposure	$ 3,661	1,207
Derivatives | Without Rating
RISK MANAGEMENT
Maximum exposure		$ 10,509